            As filed with the U.S. Securities and Exchange Commission
                               on March 24, 1999


                        Securities Act File No. 33-58125

                    Investment Company Act File No. 811-07261



                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 9                        [x]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]

                                Amendment No. 10                             [x]

                        (Check appropriate box or boxes)



                              Warburg, Pincus Trust
               (Exact Name of Registrant as Specified in Charter)

          466 Lexington Avenue
            New York, New York                                 10017-3147
  (Address of Principal Executive Offices)                     (Zip Code)

Registrant's Telephone Number, including Area Code:           (212) 878-0600

                                Janna Manes, Esq.

                              Warburg, Pincus Trust
                              466 Lexington Avenue
                          New York, New York 10017-3147

                     (Name and Address of Agent for Service)

                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue

                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: N/A

It is proposed that this filing will become effective (check appropriate box):

         [x]      immediately upon filing pursuant to paragraph (b)

         [ ]      on [date] pursuant to paragraph (b)

         [ ]      60 days after filing pursuant to paragraph (a)(1)

         [ ]      on April 30, 1999 pursuant to paragraph (a)(1)

         [ ]      75 days after filing pursuant to paragraph (a)(2)

         [ ]      on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Post-Effective Amendment No. 6 to the Registration Statement of the Trust, filed on November 25, 1999 (effective date delayed by Post-Effective Amendment No. 7 filed on February 17, 1999), relating to the Emerging Growth Portfolio of the Trust, is hereby withdrawn. Registrant's Prospectus and combined Statement of Additional Information for the other Portfolios of the Trust are incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on April 7, 1998.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

     Exhibit No.       Description of Exhibit
     -----------       ----------------------
     a(1)              Declaration of Trust.(1)

      (2)              Amendment to Declaration of Trust.(2)

      (3)              Designation of Series relating to addition of Post-Venture Capital and
                       Emerging Markets Portfolios.(3)

      (4)              Designation of Series relating to addition of Growth & Income Portfolio.(4)

     b(1)              By-Laws.(1)

      (2)              Amendment to By-Laws.(5)

(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed with the Commission on March 17, 1995.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 14, 1995.

(3) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Commission on April 18, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 11, 1997.

(5) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Warburg, Pincus Capital Appreciation Fund filed on February 23, 1998


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

     Exhibit No.       Description of Exhibit
     -----------       ----------------------
       c               Form of Share Certificate.(2)

     d(1)              Forms of Investment Advisory Agreements pertaining to the International
                       Equity and Small Company Growth Portfolios.(2)

      (2)              Forms of Investment Advisory Agreements pertaining to the Post-Venture
                       Capital and Emerging Markets Portfolios.(3)

      (3)              Form of Sub-Investment Advisory Agreement pertaining to the Post-Venture
                       Capital Portfolio.(3)

      (4)              Form of Investment Advisory Agreement pertaining to the Growth & Income
                       Portfolio.(4)

     e(1)              Form of Distribution Agreement.(2).

      (2)              Form of Letter Agreement pertaining to inclusion of the Growth & Income
                       Portfolio to the existing Distribution Agreement.(4)

       f               Not applicable

     g(1)              Form of Custodian Agreement with PNC Bank, National Association.(2)

      (2)              Form of Custodian Agreement with State Street Bank Trust Company.(6)

         (Securities Act File No. 33-12344; Investment Company Act File No. 811-5041).

(6) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.) on November 5, 1997 (Securities Act File No. 333-39611).

     Exhibit No.       Description of Exhibit
     -----------       ----------------------
      (3)              Form of Custodian Services Agreement with PNC Bank, National Association and the Growth & Income Portfolio.(4)

     h(1)              Form of Transfer Agency Agreement.(2)

      (2)              Form of Co-Administration Agreement with Counsellors Funds Service, Inc.(2)

      (3)              Form of Co-Administration Agreement with PFPC Inc.(2)

      (4)              Form of Letter Agreement between Registrant and PFPC Inc. pertaining to inclusion of the Post-Venture Capital and Emerging Markets Portfolios to the
                       existing Co-Administration Agreement.(3)

      (5)              Form of Participation Agreement.(2)

      (6)              Form of Co-Administration Agreement between Registrant and PFPC Inc.
                       pertaining to inclusion of the Growth & Income Portfolio.(4)

      (7)              Form of Co-Administration Agreement between Registrant and Counsellors Funds
                       Service, Inc. pertaining to inclusion of the Growth & Income Portfolio.(4)

      (8)              Form of Letter Agreement between Registrant and State Street pertaining to the inclusion of the Growth & Income Portfolio under the Transfer Agency and
                       Service Agreement.(4)


     Exhibit No.       Description of Exhibit
     -----------       ----------------------

     i(1)              Not applicable

       j               Not applicable
     l(1)              Purchase Agreement pertaining to the International Equity and Small Company
                       Growth Portfolios.(2)

      (2)              Form of Purchase Agreement pertaining to the Post-Venture Capital and
                       Emerging Markets Portfolios.(3)

      (3)              Form of Purchase Agreement pertaining to the Growth & Income Portfolio.(4)


       m               Not applicable

       n               Not applicable
       o               Not applicable.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  From time to time, Warburg Pincus Asset Management, Inc. ("Warburg"), Registrant's investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries:
Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments

International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.          Indemnification

                  Registrant, and officers and directors of Warburg, Counsellors Securities, Inc., Registrant's distributor ("Counsellors Securities"), and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust's Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).

Item 26.          Business and Other Connections of Investment Adviser

                  Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

                  Abbott Capital Management, LLC ("Abbott") acts as sub-investment adviser for the Post-Venture Capital Portfolio. Abbott renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of Officers and Directors of Abbott, together with information as to their other business, profession, vocation, or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Abbott (SEC File No. 801-27914).

Item 27.          Principal Underwriter

                  (a) Counsellors Securities will act as distributor for Registrant. Counsellors Securities currently acts as distributor for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund;

Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund; and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                  (b) For information relating to each director and officer of Counsellors Securities, reference is made to Form BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                  (c) None.

Item 28.          Location of Accounts and Records

                  (1)      Warburg, Pincus Trust
                           335 Madison Avenue
                           New York, New York  10017
                           (Trust's Declaration of Trust, by-laws and minute books)

                  (2)      Counsellors Funds Service, Inc.
                           335 Madison Avenue
                           New York, New York  10017
                           (records relating to its functions as
                           co-administrator)

                  (3)      PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, Delaware  19809
                           (records relating to its functions as
                           co-administrator)

                  (4)      Counsellors Securities Inc.
                           335 Madison Avenue
                           New York, New York  10017
                           (records relating to its functions as distributor)

                  (5)      Warburg Pincus Asset Management, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as investment adviser)

                  (6)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts  02110
                           (records relating to its functions as custodian, shareholder servicing agent, transfer agent and dividend disbursing agent)

                  (7)      PNC Bank, National Association
                           Mutual Fund Custody Services
                           200 Stevens Drive
                           Suite 440
                           Lester, Pennsylvania 19113
                           (records relating to its functions as custodian)

                  (8)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 24th day of March, 1999.

                                              WARBURG, PINCUS TRUST

                                              By: /s/ Eugene L. Podsiadlo
                                                  ------------------------------
                                                      Eugene L. Podsiadlo
                                                      President

         Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                                          Date
---------                                    -----                                          ----

/s/ John L. Furth                            Chairman of the Board of                       March  24, 1999
---------------------------                  Trustees
    John L. Furth

/s/ Eugene L. Podsiadlo                      President                                      March  24, 1999
---------------------------
    Eugene L. Podsiadlo

/s/ Howard Conroy                            Vice President and Chief                       March  24, 1999
---------------------------                  Financial Officer
    Howard Conroy

/s/ Daniel S. Madden                         Treasurer and Chief Accounting                 March  24, 1999
---------------------------                  Officer
    Daniel S. Madden

/s/ Richard N. Cooper                        Trustee                                        March  24, 1999
---------------------------
    Richard N. Cooper

/s/ Jack W. Fritz                            Trustee                                        March  24, 1999
---------------------------
    Jack W. Fritz

/s/ Jeffrey E. Garten                        Trustee                                        March  24, 1999
---------------------------
    Jeffrey E. Garten

/s/ Thomas A. Melfe                          Trustee                                        March  24, 1999
---------------------------
    Thomas A. Melfe

/s/ Arnold M. Reichman                       Trustee                                        March  24, 1999
---------------------------
    Arnold M. Reichman

/s/ Alexander B. Trowbridge                  Trustee                                        March  24, 1999
---------------------------
    Alexander B. Trowbridge


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